Financial Income and Expenses	12 Months Ended
Dec. 31, 2022
Financial Income and Expenses
Financial Income and Expenses

Note 19. Financial Income and Expenses

	Year ended
	December 31,
(in thousands of euros)	2020	2021	2022
Income from cash and cash equivalents	226	57	390
Foreign exchange gains	40	5,421	4,532
Fair value variation gains / losses	1,791	—	—
Total financial income	2,057	5,478	4,923
Interest cost	(66)	(138)	(584)
Foreign exchange losses	(5,884)	(1,842)	(1,068)
Allocation to financial provisions	—	—	—
Losses on change in fair value	—	(651)	(407)
Other financial expenses	(8)	(5)	(47)
Total financial expenses	(5,959)	(2,635)	(2,107)
Net financial income (loss)	(3,902)	2,842	2,816

For the year ended December 31, 2022, financial income is mainly composed of foreign exchange gains related to bank accounts denominated in U.S and the appreciation of dollar against euro during the period. Foreign exchange gains include €2.4 million related to short term deposit unwinding in the first quarter for €8 million, in the third quarter for €15 million and €8 million on the fourth quarter. Financial expenses mainly include foreign exchange losses, and also interest related to the PGE loans, the PPR loans and the EIB agreement, change in fair value of the EIB warrants, and financial interest on lease liabilities.

For the year ended December 31, 2021, financial income mainly came from foreign exchange gains related to bank accounts denominated in U.S.

Financial expenses mainly included foreign exchange losses related to the foreign currency short-term deposits and the change in fair value resulting from the settlement of three foreign currency forward sales contracts.

For the year ended December 31, 2020, financial income mainly related to the change in the fair value of foreign currency forwards.

Foreign exchange losses were mainly due to bank accounts denominated in U.S. dollars for an amount of €2.7 million and short-term deposit accounts in U.S. dollars for an amount of €2.8 million, and were explained by the depreciation of the dollar against the euro since the IPO on the Nasdaq Global Market.